111 Huntington Ave., Boston, Massachusetts  02199-7632
Phone 617-954-5000

                                        September 17, 2015

VIA EDGAR
United States Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

Re:
MFS® Series Trust X (the “Trust”) (File Nos. 33-1657 and 811-4492) on behalf of MFS® Blended Research® Growth Equity Fund, MFS® Blended Research® Small Cap Equity Fund and MFS® Blended Research® Value Equity Fund (the "Funds")

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter, on behalf of the Trust, as certification that the Prospectuses and the combined Statement of Additional Information for the Funds do not differ from those contained in Post-Effective Amendment No. 108 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A.  The Amendment was filed electronically on September 11, 2015.

Please call the undersigned at (617) 954-5843 or Keli Davis at (617) 954-5873 with any questions you may have.

                                        Very truly yours,

                                        BRIAN E. LANGENFELD
                                        Brian E. Langenfeld
                                        Vice President and Senior Counsel

BEL/bjn

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